Note K - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense	$ 2,645	$ 2,218	$ 3,637
Deferred tax (benefit) expense	(725)	591	(517)
Total income taxes	$ 1,920	$ 2,809	$ 3,120